UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Craig Fidler Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1 – Schedule of Investments.

Ibbotson Conservative ETF Asset Allocation Portfolio

Statement of Investments

September 30, 2007 (Unaudited)

	Shares	Value
Exchange Traded Funds - 90.52%
iShares
Lehman 1-3 Year Treasury Bond Fund	185	$15,046
Lehman Aggregate Bond Fund	151	15,103
Lehman Treasury Inflation Protected Securities Fund	85	8,680
MSCI EAFE Index Fund	33	2,727
S&P 500 Index Fund	53	8,093

Total Exchange Traded Funds (Cost $48,832)		49,649

	Rate*	Shares
Short-Term Investments - 7.91%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.26%	4,342	4,342

Total Short-Term Investments (Cost $4,342)			4,342

Total Investments - 98.43% (Total cost $53,174)			53,991
Other Assets in Excess of Liabilities - 1.57%			860
Net Assets - 100.00%			$54,851

* Rate disclosed as of September 30, 2007.

See Notes to Statement of Investments.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$686
Gross depreciation (excess of tax cost over value)	(3)
Net unrealized appreciation	683
Cost of investments for income tax purposes	$53,308

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Statement of Investments

September 30, 2007 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.04%
iShares - 93.00%
Lehman 1-3 Year Treasury Bond Fund	287	$23,342
Lehman Aggregate Bond Fund	306	30,606
Lehman Treasury Inflation Protected Securities Fund	132	13,480
MSCI EAFE Index Fund	152	12,560
S&P 500 Index Fund	216	32,983
Total iShares		112,971

Other - 3.04%
Vanguard REIT ETF	17	1,220
Vanguard Small-Cap ETF	34	2,471
Total Other		3,691

Total Exchange Traded Funds (Cost $114,355)		116,662

	Rate*	Shares
Short-Term Investments - 5.20%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.26%	6,318	6,318

Total Short-Term Investments (Cost $6,318)			6,318

Total Investments - 101.24% (Cost $120,673)			122,980
Liabilities in Excess of Other Assets - (1.24%)			(1,504)
Net Assets - 100.00%			$121,476

* Rate disclosed as of September 30, 2007.

See Notes to Statement of Investments.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$2,204
Gross depreciation (excess of tax cost over value)	(67)
Net unrealized appreciation	2,137
Cost of investments for income tax purposes	$120,843

Ibbotson Balanced ETF Asset Allocation Portfolio

Statement of Investments

September 30, 2007 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.31%
iShares - 84.51%
Lehman 1-3 Year Treasury Bond Fund	840	$68,317
Lehman Aggregate Bond Fund	971	97,119
Lehman Treasury Inflation Protected Securities Fund	335	34,210
MSCI EAFE Index Fund	845	69,822
S&P 500 Index Fund	1,197	182,782
Total iShares		452,250

Other - 11.80%
Vanguard Emerging Markets ETF	158	16,363
Vanguard REIT ETF	217	15,574
Vanguard Small-Cap ETF	429	31,176
Total Other		63,113

Total Exchange Traded Funds (Cost $502,611)		515,363

	Rate*	Shares
Short-Term Investments - 1.98%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.26%	10,627	10,627

Total Short-Term Investments (Cost $10,627)			10,627

Total Investments - 98.29% (Total cost $513,238)			525,990
Other Assets in Excess of Liabilities - 1.71%			9,140
Net Assets - 100.00%			$535,130

* Rate disclosed as of September 30, 2007.

See Notes to Statement of Investments.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$12,609
Gross depreciation (excess of tax cost over value)	(264)
Net unrealized appreciation	12,345
Cost of investments for income tax purposes	$513,645

Ibbotson Growth ETF Asset Allocation Portfolio

Statement of Investments

September 30, 2007 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.16%
iShares - 79.83%
Lehman 1-3 Year Treasury Bond Fund	327	$26,595
Lehman Aggregate Bond Fund	332	33,207
Lehman Treasury Inflation Protected Securities Fund	65	6,638
MSCI EAFE Index Fund	728	60,154
S&P 500 Index Fund	981	149,799
Total iShares		276,393

Other - 16.33%
Vanguard Emerging Markets ETF	128	13,256
Vanguard REIT ETF	186	13,349
Vanguard Small-Cap ETF	412	29,940
Total Other		56,545

Total Exchange Traded Funds (Cost $320,448)		332,938

	Rate*	Shares
Short-Term Investments - 11.61%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.26%	40,218	40,218

Total Short-Term Investments (Cost $40,218)			40,218

Total Investments - 107.77% (Total cost $360,666)			373,156
Liabilities in Excess of Other Assets - (7.77%)			(26,914)
Net Assets - 100.00%			$346,242

* Rate disclosed as of September 30, 2007.

See Notes to Statement of Investments.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$12,095
Gross depreciation (excess of tax cost over value)	(118)
Net unrealized appreciation	11,977
Cost of investments for income tax purposes	$361,179

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Statement of Investments

September 30, 2007 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.82%
iShares - 79.97%
Lehman 1-3 Year Treasury Bond Fund	19	$1,545
Lehman Aggregate Bond Fund	63	6,301
MSCI EAFE Index Fund	211	17,435
S&P 500 Index Fund	246	37,564
Total iShares		62,845

Other - 19.85%
Vanguard Emerging Markets ETF	38	3,936
Vanguard REIT ETF	43	3,086
Vanguard Small-Cap ETF	118	8,575
Total Other		15,597

Total Exchange Traded Funds (Cost $76,385)		78,442

	Rate*	Shares
Short-Term Investments - 31.37%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	5.26%	24,648	24,648

Total Short-Term Investments (Cost $24,648)			24,648

Total Investments – 131.19% (Total cost $101,033)			103,090
Liabilities in Excess of Other Assets - (31.19%)			(24,510)
Net Assets - 100.00%			$78,580

* Rate disclosed as of September 30, 2007.

See Notes to Statement of Investments.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of September 30, 2007
Gross appreciation (excess of value over tax cost)	$1,968
Gross depreciation (excess of tax cost over value)	(143)
Net unrealized appreciation	1,825
Cost of investments for income tax purposes	$101,265

Notes to Quarterly Statement of Investments

September 30, 2007 (Unaudited)

1. Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity and variable life contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, each Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

Income Taxes: It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies under Subchapter M. As a result, the Portfolios will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets.

Distributions to Shareholders: Each Portfolio currently intends to declare dividends quarterly and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Recent Accounting Pronouncements: Effective January 2, 2007, the Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Trust files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Portfolios’ financial statements.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. The Trust is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Portfolios’ financial statements.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	November 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May Treasurer (principal financial officer)

Date:	November 29, 2007